Income from companies accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Income from companies accounted for using the equity method	€ 324	€ 737	[1]	€ 704
Zurich Santander Insurance America S.L.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	197	194		241
Wizink Bank, S.A.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	0	56		36
Allianz Popular, S.L.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	30	45		15
SAM Investment Holdings Limited
Disclosure of associates [line items]
Income from companies accounted for using the equity method	0	0		87
Project Quasar Investments 2017, S.L.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	(350)	0		0
Other Companies
Disclosure of associates [line items]
Income from companies accounted for using the equity method	422	421		306
Companhia de Credito, Financiamento e Investimento RCI Brasil
Disclosure of associates [line items]
Income from companies accounted for using the equity method	€ 25	€ 21		€ 19

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).